Janus Henderson Money Market Fund Annual Fund Operating Expenses - Class T Shares [Member] - Janus Henderson Money Market Fund - Class T	Jun. 30, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%
Other Expenses (as a percentage of Assets):	0.29%
Expenses (as a percentage of Assets)	0.49%